Note 15 - Other Long-term Liabilities	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Long-term Liabilities, Disclosure [Text Block]
15—OTHER
LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2017	2016
Provision for retirement indemnities (Japan & France), less current portion	2,008	1,980
Provision for employee termination indemnities (Italy) less current portion	349	320
Provision for warranty costs, less current portion	184	201
Provision for Asset Retirement Obligation (Japan) less current portion	101	80
Conditional government advances, less current portion	1,039	237
Total	3,681	2,818

Provision for asset retirement obligation in Japan is related to subsidiary’s offices and warehouses.

Pension, post-retirement and post-employment benefits for most of the Company’s employees are sponsored by European governments. The Company’s liability with respect to these plans is mostly limited to specific payroll deductions.

In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at
December 31, 2017
represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires if he or she is still present at the Company at the date of retirement. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management best estimate based on the following assumptions as of year-end:

	Pension Benefits – France
	2017	2016	2015

Discount rate	1.60%	1.60%	2.20%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24

	Pension Benefits – Japan
	2017	2016	2015

Discount rate	0.50%	0.60%	1.00%
Salary increase	2.50%	2.50%	2.00%
Retirement age	60	60	60
Average retirement remaining service period	14	14	16

In
2017,
provision presentation according to ASC
715
in thousands of euros:

	France	Japan

Non-current liabilities	867	1,141
Current liabilities	27	40
Accumulated other comprehensive income (loss)	(165)	(412)
Total	729	769

In
2016,
provision presentation according to ASC
715
in thousands of euros:

	France	Japan

Non-current liabilities	840	1,138
Current liabilities	2	24
Accumulated other comprehensive income (loss)	(169)	(465)
Total	673	697

The Company does
not
have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year for each of the three
years ending
December 31, 2017:

France	2017	2016	2015

Change in benefit obligations:
Benefit obligations at beginning of year	842	694	665
Service cost	66	45	46
Interest cost	13	15	13
Actuarial (gain) / loss	-	88	(30)
Amortization of net prior service cost	1	-	-
Benefits paid	(27)	-	-
Benefit obligations at end of year (1)	895	842	694

Unrecognized actuarial (gain) loss (2)	144	147	58
Unrecognized prior service cost (2)	22	23	24
Accrued pension cost	729	672	612

(1)	The accumulated benefit obligation was €627 thousand and €597 thousand at December 31, 2017 and 2016 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2018 is €4thousand.

Japan	2017	2016	2015

Change in benefit obligations:
Benefit obligations at beginning of year	1,162	906	742
Service cost	118	81	72
Interest cost	6	10	8
Amortization of net loss	24	16	-
Actuarial (gain) / loss	(12)	147	-
Benefits paid	(17)	(38)	-
Exchange rate impact	(99)	40	84
Benefit obligations at end of year (1)	1,182	1,162	906

Unrecognized actuarial (gain) loss (2)	412	464	314
Unrecognized prior service cost (2)	-	-
Accrued pension cost	770	698	592

(1)	The accumulated benefit obligation was €872 thousand and €944 thousand at December 31, 2017 and 2016, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2018 is €25 thousand.

The benefits expected to be paid in each of the next
five
fiscal years, and in the aggregate for the
five
fiscal years thereafter, are detailed in the table below:

	France	Japan

2018	28	40
2019	10	51
2020	-	6
2021	86	51
2022	-	70
2023-2027	277	721